Note 4 - Vessels, Net	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4.	Vessels, net

The amounts in the accompanying consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2017	139,378,104	(33,793,471)	105,584,633
Depreciation for the period	-	(4,273,776)	(4,273,776)
Vessel acquisitions	9,209,949		9,209,949
Vessel sale	(1,807,199)		(1,807,199)
Delivery of newbuilding vessel	17,788,540		17,788,540
Balance, June 30, 2017	164,569,394	(38,067,247)	126,502,147

On
January 10, 2017,
the Company acquired M/V Tasos, a
75,100
dwt Panamax drybulk carrier built in
2000,
for
$4.5
million. The amount of
$4.5
million is included under “Vessels delivered during the period” in Note
3.

On
January 31, 2017,
the Company sold M/V RT Dagr,
one
of the Company's containership vessels it had acquired in
2016,
for a net price of
$2.44
million. After sales commissions of
4%,
which includes the
1%
payable to Eurochart, and other sale expenses, the Company realized a gain of
$516,651.

O
n
June 19, 2017,
the Company acquired M/V EM Astoria for
$4.75
million.
No
commissions were paid to Eurochart for this acquisition. The vessel was acquired from Euromar LLC ("Euromar"), a wholly-owned subsidiary of the Company that previously was partially owned by the Company.

As of
June 30, 2017
all vessels except M/V Joanna are used as collateral under the Company’s loan agreements (see Note
6
).